Income Taxes (Details) - Schedule of Canadian Non-Capital Loss Carry Forwards	12 Months Ended
Dec. 31, 2023 USD ($)
2039 [Member]
Operating Loss Carryforwards [Line Items]
Amount of non capital loss	$ 85,753
2041 [Member]
Operating Loss Carryforwards [Line Items]
Amount of non capital loss	4,595,332
2042 [Member]
Operating Loss Carryforwards [Line Items]
Amount of non capital loss	21,012,477
2043 [Member]
Operating Loss Carryforwards [Line Items]
Amount of non capital loss	81,887,052
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Amount of non capital loss	$ 78,563,194